Government Bonds and Other Assets (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
Government Bonds (1)	Ps.	53,293,310	Ps.	64,132,418
Less: current portion of Government Bonds, net of expected credit losses	28,531,855		28,637,314
Total long-term of Government bonds	Ps.	24,761,455	Ps.	35,495,104
(1)As of June 30, 2024 and December 31, 2023, includes an expected credit loss of Ps. 4,649, for both periods.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Government Bonds is as follows:

	As of June 30,
	2024		2023
Balance as of the beginning of the year	Ps.	64,132,418	Ps.	110,179,517
Government Bonds collected (1)	(10,732,626)		(27,901,421)
Accrued interests	2,736,903		3,985,217
Interests received from bonds	(2,764,716)		(4,547,770)
Impact of the valuation of bonds in UDIs	—		109,585
Amortized cost	(79,616)		270,498
Reversal of impairment of bonds	947		2,546
Balance at the end of the period	Ps.	53,293,310	Ps.	82,098,172
(1)As of June 30, 2024 three series of Government Bonds were collected in February, April and June.

Summary of Other Assets
As of June 30, 2024 and December 31, 2023, the balance of other assets was as follows:

	June 30, 2024		December 31, 2023
Payments in advance (1)	Ps.	5,386,010	Ps.	5,907,464
Other	4,562,262		3,353,985
Insurance	1,236,431		1,352,643
Total other assets	Ps.	11,184,703	Ps.	10,614,092
(1)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.